Taxation - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 19,311	$ 19,623
Credit/(charge) to income	502	1,193
Currency translation differences	460	(338)
Other comprehensive income	219	(83)
Other movements	(1,495)	(1,084)
Deferred tax asset, Ending balance	18,997	19,311
Deferred tax liability, Beginning Balance	(25,959)	(28,516)
(Charge)/credit to income	(659)	(888)
Currency translation differences	(579)	685
Other comprehensive income	2,026	(284)
Other movements	2,364	3,044
Deferred tax liability, Ending Balance	(22,807)	(25,959)
Deferred tax liability (asset)	(3,810)	(6,648)
Deferred tax asset	8,173	6,857
Deferred tax liability	(11,983)	(13,505)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	6,841	7,577
Credit/(charge) to income	396	528
Currency translation differences	194	(94)
Other comprehensive income	4	0
Other movements	(1,003)	(1,170)
Deferred tax asset, Ending balance	6,432	6,841
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	1,814	1,584
Credit/(charge) to income	(271)	254
Currency translation differences	11	(7)
Other comprehensive income	0	0
Other movements	(27)	(17)
Deferred tax asset, Ending balance	1,527	1,814
Deferred tax liability, Beginning Balance	(18,914)	(21,996)
(Charge)/credit to income	(1,130)	(799)
Currency translation differences	(229)	231
Other comprehensive income	(2)	(2)
Other movements	2,472	3,652
Deferred tax liability, Ending Balance	(17,803)	(18,914)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,567	4,280
Credit/(charge) to income	455	(388)
Currency translation differences	164	(129)
Other comprehensive income	7	33
Other movements	69	(229)
Deferred tax asset, Ending balance	4,262	3,567
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	1,854	1,750
Credit/(charge) to income	(8)	0
Currency translation differences	78	(77)
Other comprehensive income	165	(162)
Other movements	(488)	343
Deferred tax asset, Ending balance	1,601	1,854
Deferred tax liability, Beginning Balance	(3,250)	(2,880)
(Charge)/credit to income	57	(138)
Currency translation differences	(271)	386
Other comprehensive income	2,001	(267)
Other movements	4	(351)
Deferred tax liability, Ending Balance	(1,459)	(3,250)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	5,235	4,432
Credit/(charge) to income	(70)	799
Currency translation differences	13	(31)
Other comprehensive income	43	46
Other movements	(46)	(11)
Deferred tax asset, Ending balance	5,175	5,235
Deferred tax liability, Beginning Balance	(3,795)	(3,640)
(Charge)/credit to income	414	49
Currency translation differences	(79)	68
Other comprehensive income	27	(15)
Other movements	(112)	(257)
Deferred tax liability, Ending Balance	$ (3,545)	$ (3,795)